Property And Equipment, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ 8,085	€ 9,162
Depreciation, Depletion and Amortization, Nonproduction	726	726	802
Equipment Held under Capital Leases [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,599	2,489
Depreciation, Depletion and Amortization, Nonproduction	310	363	331
Capital Leased Assets, Gross	2,826	2,946
Vehicles held under capital leases [member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	231	135
Capital Leased Assets, Gross	€ 543	€ 327